Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Lives of Assets

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 5 years
Electronic equipment, furniture and fixtures	3 to 5 years
Motor vehicles	5 years

Movements in Warranty Provision

Movements in warranty provision were as follows:

	December 31,
	2009	2010	2011
Balance at beginning of year	$3,067	$4,172	$5,822
Warranty liabilities assumed in connection with acquisitions	—	—	15
Provision made during the year	7,399	9,007	13,165
Settlement made during the year	(6,294)	(7,357)	(9,660)

Balance at end of year	$4,172	$5,822	$9,342

Financial Assets and Liabilities Measured and Recognized at Fair Value on a Recurring Basis and Classified Under Appropriate Level of Fair Value Hierarchy

Financial assets and liabilities measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements at Reporting Date Using
	Total Fair Value on Balance Sheet	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Cash and cash equivalents	$137,502	$137,502	$—	$—

Short-term investments	296,003	—	296,003	—

As of December 31, 2011
Cash and cash equivalents	124,311	124,311	—	—

Short-term investments	479,173	—	479,173	—